Share based payments	9 Months Ended
Sep. 30, 2024
Share-Based Payments [Abstract]
Share based payments	Share based payments
From April 2022, the Company has issued all share options, performance share options, RSUs and PSUs to employees and non-employee members of the Board of Directors under the 2021 Equity Incentive Plan (“EIP”). All awards prior to that date were issued under the following legacy plans:

–Enterprise Management Incentive (“EMI”) Scheme
–Company Share Ownership Plan (“CSOP”)
–Unapproved Share Ownership Plan (“USOP”)

Total share-based remuneration expenses relating to share options, performance share options, RSUs, PSUs and the equity securities issued upon the acquisition of a subsidiary undertaking amounted to £3,961,000 during the nine months ended September 30, 2024 (nine months ended September 30, 2023: £20,150,000). Total share-based remuneration expenses for the three months ended September 30, 2024 amounted to £5,041,000 (three months ended September 30, 2023: £6,357,000).

Included within share-based payment expenses for the nine months ended September 30, 2024 are amounts totalling £5,935,000 that were released to profit and loss as a result of the forfeiture of unvested options held by our previous CEO on their exit from the Group in February 2024. Transfer of a further £3,289,000 from the share based payment reserve to accumulated losses was made in relation to awards that had vested prior to the forfeiture date.
21.    Share based payments (continued)

The following table represents the share-based payment expense by award type for the three and nine months ended September 30, 2024 and 2023:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Share options	3,511	3,853	5,057	12,439
Performance share options	311	838	(3,409)	2,149
PSUs	197	192	431	521
RSUs	963	1,067	1,598	3,522
Clawback shares	59	407	284	1,519
	5,041	6,357	3,961	20,150
Share Options

Share options are granted to employees and non-executive directors of the Group. These options typically vest in tranches over four years, with the only vesting condition relating to continued employment by the Group.
Information with respect to share options for the nine months ending September 30, 2024 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2024	9,457,972	£0.08
Granted	4,645,877	£0.00
Exercised	(3,001,603)	£0.02
Forfeited	(2,259,675)	£0.05
Options held as at September 30, 2024	8,842,571	£0.11

Exercisable as at September 30, 2024	2,821,671	£0.20

A Black-Scholes model has been used to calculate the fair value of the share options as at the grant date, with the following weighted average values for the nine months ended September 30, 2024:

Exercise price	£0.0005
Expected life	5.9 years
Expected volatility	88.6%
Risk-free rate	3.67%
Expected dividend rate	—
Fair value	£3.77
The fair value of the underlying ordinary shares is equal to the closing share price at the grant date converted at the prevailing exchange rate at that date. The risk-free rate is determined by reference to the rate of interest obtainable from U.S. government bonds over a period commensurate with the expect term of the options. Expected volatility has been set with reference to the Group's own share price volatility over the period from the Company’s IPO to the award grant date and peer group analysis. The expected life of the options has been set equal to the mid-point between the vesting date and the expiry date of the award in question.
21.    Share based payments (continued)

During the three months ended September 30, 2024, a total of 2,119,000 share options were issued to employees, including executive officers of the company, for which the total vesting period is two years, with fifty-percent of the awards vesting on the anniversary of the grant date and the remainder one year later. Should the Business Combination take place within this two-year vesting period, seventy-five percent of these awards will vest in full upon completion of the transaction, with the remaining awards vesting one year later.

Performance Share Options
Performance share units are granted to certain executive officers of the Group on an annual basis, and contain market based performance conditions relating to total shareholder return as well as a continued employment vesting requirement. These awards vest in tranches over three years. Information with respect to performance share options for the nine months ending September 30, 2024 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2024	1,949,690	£0.00
Granted	726,233	£0.00
Exercised	—	£0.00
Forfeited	(1,525,129)	£0.00
Options held as at September 30, 2024	1,150,794	£—

Exercisable as at September 30, 2024	—	£—

A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the nine months ended September 30, 2024:

Exercise price	£0.0005
Expected life	3.0 years
Expected volatility	87.6%
Risk-free rate	4.78%
Expected dividend rate	—
Fair value	£3.28
The fair value of the underlying ordinary shares is equal to closing share price at the grant date converted at the prevailing exchange rate at that date. The risk-free rate is determined by reference to the rate of interest obtainable from U.S. government bonds over a period commensurate with the expect term of the options.

Expected volatility has been derived as the weighted average volatility of comparator companies who have been listed for a period commensurate with the expected term prior to the grant date, and the expected life of the options has been set equal to the mid-point between the vesting date and the expiry date of the award in question.
21.    Share based payments (continued)

Performance Share Units
Performance share options are granted to certain executive officers of the group on an annual basis, and contain market based performance conditions relating to total shareholder return as well as a continued employment vesting requirement. These awards vest in tranches over three years. Information with respect to performance share units for the nine months ending September 30, 2024 is as follows:

Number of PSUs
PSUs held as at January 1, 2024	488,833
Granted	427,539
PSUs held as at September 30, 2024	916,372

A Monte Carlo model has been used to calculate the fair value of the performance share units as at the grant date, with the same model inputs as detailed for the performance share options above.

Restricted Share Units
The Group operates a RSU scheme, whereby certain employees and directors receive RSUs held over ordinary shares in the Company. These units are non-transferable and subject to forfeiture for periods prescribed by the Company. These awards are valued at the market value of the underlying shares at the date of grant and are subsequently amortised over the periods during which the restrictions lapse, typically four years. The awards expire on the cessation of the participant’s employment with the Group. Information with respect to restricted share units for the nine months ending September 30, 2024 is as follows:

Number of RSUs
RSUs held as at January 1, 2024	1,019,186
Granted	1,048,914
Released	(382,283)
Forfeited	(230,032)
RSUs held as at September 30, 2024	1,455,785

The weighted average grant date fair value per unit of the RSUs granted in the three and nine months to September 30, 2024 was £3.79. The weighted average remaining contractual life of the outstanding awards as at September 30, 2024 was 8.6 years.

During the three months ended September 30, 2024, a total of 344,500 RSUs were issued to employees, including executive officers of the Company, for which the total vesting period is two years, with fifty-percent of the awards vesting on the anniversary of the grant date and the remainder one year later. Should the Business Combination take place within this two-year vesting period, seventy-five percent of these awards will vest in full upon completion of the transaction, with the remaining awards vesting one year later.

During the nine months ended September 30, 2024, 152,176 awards were released via a net settlement arrangement, with 76,773 shares issued and £307,000 paid by the Company in order to settle related employee tax obligations.
During the nine months ended September 30, 2023, 53,566 awards were released via a net settlement arrangement, with 27,098 shares issued and £121,000 paid by the Company in order to settle related employee tax obligations. All of these payments have been recognised within retained earnings.